Discontinued operation and Disposal Groups Held for Sale (Details) € in Thousands, ₪ in Thousands, $ in Thousands, kWh in Millions	12 Months Ended
	Dec. 31, 2024 kWh	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 EUR (€)
Non-Current Assets and Disposal Groups Held for Sale [Line Items]
Plant		€ 407,982		$ 451,244	₪ 44,750	€ 365,756
Customary exception		2,200	₪ 9,000
Liabilities		17,142		$ 18,960
Talmei Yosef Sale Agreement [Member]
Non-Current Assets and Disposal Groups Held for Sale [Line Items]
Plant		11,200
Additional potential payment		1,000			₪ 4,000
Assets		28,297
Liabilities		17,142
Impairment loss		€ 2,565
Disposal of major subsidiary [member] | Talmei Yosef Sale Agreement [Member]
Non-Current Assets and Disposal Groups Held for Sale [Line Items]
Energy produced (in Kilowatt-hours) | kWh	18